Additional information - Financial Statement Schedule I - Condensed statement of changes in equity (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Balance at beginning of the year	£ 144,890	£ 103,950	£ 127,508
Loss for the year	(33,023)	(113,159)	(28,678)
Total comprehensive loss for the year	(31,800)	(118,161)	(25,626)
Proceeds from issue of shares	79,985	158,541
Equity-settled share based payments	658	875	1,753
Balance at end of the year	193,733	144,890	103,950
Share capital
Balance at beginning of the year	55	53	53
Proceeds from issue of shares	1	2
Balance at end of the year	56	55	53
Share premium
Balance at beginning of the year	227,361	68,822	68,822
Proceeds from issue of shares	79,984	158,539
Balance at end of the year	307,345	227,361	68,822
Treasury shares
Balance at beginning of the year	(21,305)	(21,305)	(21,305)
Balance at end of the year	(21,305)	(21,305)	(21,305)
Retained earnings
Balance at beginning of the year	(309,251)	(196,652)	(170,042)
Loss for the year	(33,023)	(113,159)	(28,678)
Total comprehensive loss for the year	(33,023)	(113,159)	(28,678)
Equity-settled share based payments	658	875	1,753
Balance at end of the year	(341,616)	(309,251)	(196,652)
Parent
Balance at beginning of the year	401,493	293,757	305,679
Loss for the year	(899)	(51,681)	(13,675)
Total comprehensive loss for the year	(899)	(51,681)	(13,675)
Proceeds from issue of shares	79,985	158,541
Equity-settled share based payments	658	876	1,753
Balance at end of the year	481,237	401,493	293,757
Parent | Share capital
Balance at beginning of the year	55	53	53
Proceeds from issue of shares	1	2
Balance at end of the year	56	55	53
Parent | Share premium
Balance at beginning of the year	227,361	68,822	68,822
Proceeds from issue of shares	79,984	158,539
Balance at end of the year	307,345	227,361	68,822
Parent | Treasury shares
Balance at beginning of the year	(21,305)	(21,305)	(21,305)
Balance at end of the year	(21,305)	(21,305)	(21,305)
Parent | Retained earnings
Balance at beginning of the year	195,382	246,187	258,109
Loss for the year	(899)	(51,681)	(13,675)
Total comprehensive loss for the year	(899)	(51,681)	(13,675)
Equity-settled share based payments	658	876	1,753
Balance at end of the year	£ 195,141	£ 195,382	£ 246,187